EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated May 20, 2020 to the Prospectus of Syntax Stratified SmallCap ETF, a series of Syntax ETF Trust, dated May 1, 2020, as supplemented, filed with the Securities and Exchange Commission on May 19, 2020 under Rule 497 (SEC Accession No. 0001104659-20-063785).